Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
Schedule IV—Reinsurance

AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percent of amount assumed to net
	(Dollars in thousands)
Year ended December 31, 2022
Life insurance in force, at end of year	$44,003	$4,761	$43,607	$82,849	52.63%
Insurance premiums and other considerations:
Annuity product charges	$279,447	$49,093	$—	$230,354	—
Traditional life, accident and health insurance, and life contingent immediate annuity premiums	19,660	91	170	19,739	0.86%
	$299,107	$49,184	$170	$250,093	0.07%
Year ended December 31, 2021
Life insurance in force, at end of year	$48,943	$5,131	$46,119	$89,931	51.28%
Insurance premiums and other considerations:
Annuity product charges	$262,982	$20,351	$—	$242,631	—
Traditional life, accident and health insurance, and life contingent immediate annuity premiums	58,150	117	169	58,202	0.29%
	$321,132	$20,468	$169	$300,833	0.06%
Year ended December 31, 2020
Life insurance in force, at end of year	$52,234	$5,925	$49,577	$95,886	51.70%
Insurance premiums and other considerations:
Annuity product charges	$258,248	$7,021	$—	$251,227	—
Traditional life, accident and health insurance, and life contingent immediate annuity premiums	39,323	139	198	39,382	0.50%
	$297,571	$7,160	$198	$290,609	0.07%

See accompanying Report of Independent Registered Public Accounting Firm.